Harding, Loevner Funds, Inc. (the “Fund”)

Supplement dated June 23, 2016 to the

Prospectus for Individual Investors and Prospectus for Emerging Markets Portfolio – Investor Class, each dated February 29, 2016 (the “Prospectuses”)

Disclosure Related to the Emerging Markets Portfolio (Advisor and Investor Classes) (the “Portfolio”)

Effective as of the close of business on June 30, 2016, the Portfolio will generally be closed to new investors.

Accordingly, effective immediately, the following is added to the “Portfolio Summary—Purchase and Sale of Portfolio Shares” section of each Prospectus for the Portfolio as a new final paragraph:

Effective as of the close of business on June 30, 2016, the Portfolio will generally be closed to new investors. Current investors will continue to be permitted to purchase shares and certain other investors may still be eligible to purchase shares. For more information, see “Shareholder Information—Purchase and Redemption of Shares.”

Effective immediately, the following is added after the third paragraph in the “Shareholder Information—Purchase and Redemption of Shares—Purchases” section of each Prospectus:

Effective as of the close of business on June 30, 2016, the Emerging Markets Portfolio will generally be closed to new investors. Investors who are shareholders, of record or through an intermediary, of the Emerging Markets Portfolio as of June 30, 2016 may continue to make additional purchases and reinvestments of distributions into their accounts. In addition, investors may continue to purchase shares through accounts held with financial intermediaries and managed using model portfolios and in retirement or employee benefit plans that, as of June 30, 2016, have arrangements in place in respect of the Emerging Markets Portfolio. Other investors generally may not purchase shares of the Emerging Markets Portfolio. If you are purchasing shares of the Emerging Markets Portfolio through a financial intermediary, please consult with an appropriate representative to confirm your eligibility to invest in the Portfolio after June 30, 2016.

Investors may be required to demonstrate eligibility to buy shares of the Emerging Markets Portfolio before an investment is accepted.

The Fund and Harding Loevner may make exceptions or otherwise modify this policy at any time. For questions about qualifying to purchase shares of the Emerging Markets Portfolio, please call (877) 435-8105.

Investors Should Retain this Supplement for Future Reference.

Harding, Loevner Funds, Inc. (the “Fund”)

Supplement dated June 23, 2016 to the

Prospectus for Institutional Investors, dated February 29, 2016 (the “Prospectus”)

Disclosure Related to the Institutional Emerging Markets Portfolio (Class I and Class II) (the “Portfolio”)

Effective as of the close of business on June 30, 2016, the Portfolio will generally be closed to new investors.

Accordingly, effective immediately, the following is added to the “Portfolio Summary—Purchase and Sale of Portfolio Shares” section of the Prospectus for the Portfolio as a new final paragraph:

Effective as of the close of business on June 30, 2016, the Portfolio will generally be closed to new investors. Current investors will continue to be permitted to purchase shares and certain other investors may still be eligible to purchase shares. For more information, see “Shareholder Information—Purchase and Redemption of Shares.”

Effective immediately, the following is added after the third paragraph in the “Shareholder Information—Purchase and Redemption of Shares—Purchases” section of the Prospectus:

Effective as of the close of business on June 30, 2016, the Institutional Emerging Markets Portfolio will generally be closed to new investors. Investors who are shareholders, of record or through an intermediary, of the Institutional Emerging Markets Portfolio as of June 30, 2016 may continue to make additional purchases and reinvestments of distributions into their accounts. In addition, investors may continue to purchase shares through accounts held with financial intermediaries and managed using model portfolios and in retirement or employee benefit plans that, as of June 30, 2016, have arrangements in place in respect of the Institutional Emerging Markets Portfolio. Other investors generally may not purchase shares of the Institutional Emerging Markets Portfolio. If you are purchasing shares of the Institutional Emerging Markets Portfolio through a financial intermediary, please consult with an appropriate representative to confirm your eligibility to invest in the Portfolio after June 30, 2016.

Investors may be required to demonstrate eligibility to buy shares of the Institutional Emerging Markets Portfolio before an investment is accepted.

The Fund and Harding Loevner may make exceptions or otherwise modify this policy at any time. For questions about qualifying to purchase shares of the Institutional Emerging Markets Portfolio, please call (877) 435-8105.

Investors Should Retain this Supplement for Future Reference.